Federated Government Money Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUSES DATED APRIL 30, 2016
1. Under the heading entitled “What are the Main Risks of Investing in the Fund?,” delete “Interest Rate Risk” and replace it with the following:
“Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates.”
2. Under the heading entitled “What are the Main Risks of Investing in the Fund?,” delete “Regulatory Reform Risk” in its entirety.”
August 29, 2016
Federated Government Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453304 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Government Money Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO PROSPECTUSES DATED APRIL 30, 2016
1. Under the heading entitled “What are the Main Risks of Investing in the Fund?,” delete “Interest Rate Risk” and replace it with the following:
“Interest Rate Risk. Prices of fixed-income securities generally fall when interest rates rise. The longer the maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates.”
2. Under the heading entitled “What are the Main Risks of Investing in the Fund?,” delete “Regulatory Reform Risk” in its entirety.
3. Under the heading entitled “What are the Fund's Investment Strategies?,” delete the sixth paragraph and replace it with the following:
“The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act, as amended. “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.”
4. Under the heading entitled “What are the Specific Risks of Investing in the Fund?,” delete “Interest Rate Risk” and replace it with the following:
“Interest Rate Risk
Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall. However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged.
The longer the maturity of a fixed-income security, the more susceptible it is to interest-rate risk. Recent and potential future changes in government monetary policy are likely to affect the level of interest rates. Money market funds try to minimize this risk by purchasing short-term securities.”
5. Under the heading entitled “What are the Specific Risks of Investing in the Fund?,” delete “Regulatory Reform Risk” in its entirety.
6. Under the heading entitled “How to Redeem and Exchange Shares,” sub-heading “Limitations on Redemption Proceeds,” please add the following paragraph to the end of the section.
“Pursuant to rules under Section 22(e) of the 1940 Act, while it is unlikely that the Fund's weekly liquid assets would fall below 10% given the Fund's investment strategy and operation as a government money market fund, the Board, in its discretion, may suspend redemptions in the Fund and approve the liquidation of the Fund if the Fund's weekly liquid assets were to fall below 10% and the Board determines it would not be in the best interests of the Fund to continue operating. The Board also may suspend redemptions in the Fund and approve the liquidation of the Fund if the Board determines that the deviation between the Fund's amortized cost price per share and its market-based NAV may result in material dilution or other unfair results to investors or existing shareholders. Prior to suspending redemptions, the Fund would be required to notify the SEC of its decision to liquidate and suspend redemptions. If the Fund ceases honoring redemptions and determines to liquidate, the Fund expects that it would notify shareholders on the Fund's website or by press release. Distributions to shareholders of liquidation proceeds may occur in one or more disbursements.”
August 29, 2016

Federated Government Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453305 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Government Money Fund II
A Portfolio of Federated Insurance Series
PRIMARY SHARES
SERVICE SHARES

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2016
Under the heading entitled “Investment Objective and Investment Limitations,” delete the section “Additional Non-Fundamental Policy” and replace it with:
“Additional Non-Fundamental Policy
The Fund will operate as a “government money market fund,” as such term is defined in or interpreted under Rule 2a-7 under the 1940 Act, as amended. “Government money market funds” are required to invest at least 99.5% of their total assets in: (i) cash; (ii) securities issued or guaranteed by the United States or certain U.S. government agencies or instrumentalities; and/or (iii) repurchase agreements that are collateralized fully. Government money market funds are exempt from requirements that permit money market funds to impose a liquidity fee and/or temporary redemption gates.”
August 29, 2016

Federated Government Money Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453306 (8/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.